FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT

11. FAIR VALUE MEASUREMENT

Recurring

The Group measured its financial assets including cash, term-deposits, restricted cash and equity investments in an investment company at fair value on a recurring basis as of December 31, 2013 and 2014.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2013 and 2014:

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Term deposits	116,284	—	116,284	—
Restricted Cash	3,767	—	3,767	—
Equity investment in NQ Guotai (Note 7)	18,762	—	—	18,762
Total	138,813	—	120,051	18,762

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Term deposits	103,331	—	103,331	—
Equity investment in NQ Guotai (Note 7)	16,402	—	—	16,402
Total	119,733	—	103,331	16,402

A summary of changes in fair value of Level 3 assets for the years ended December 31, 2013 and 2014 is as follows:

US$
Balance as of January 1, 2013	—
Capital injection in NQ Guotai	16,402
Total gain or losses included in earnings from equity investment in NQ Guotai	—
Settlements	—
Foreign exchange adjustment	—
Balance as of January 1, 2014	16,402

Total gain or losses included in earnings from equity investment in NQ Guotai	2,411
Settlements	—
Foreign exchange adjustment	(51)
Balance as of January 1, 2014	18,762

The Company utilized the discounted cash flow (DCF) method to determine the fair value of the investment in NQ Guotai. Significant unobservable input used in the DCF model was the weighted average cost of capital of 23%. For investment made by NQ Guotai with recent financing, the Company utilized the option pricing model (the “OPM”) to allocate the total equity value to each class of equity. Estimates of the volatility for the OPM were 45.7% based on the historical volatility of ordinary shares of a group of comparable, publicly-traded companies. Interest rate used in OPM is based on US Sovereign Strips plus country risk spread at time close to the liquidation events as of valuation date of 2.3%. Estimates of expected life used in OPM were based on the estimated time to liquidation events of 4.75 years.

Term deposits

The Company's term deposits include deposits with original maturities of more than three months but equal or less than one year. These term deposits are classified within Level 2, because there generally were no quoted prices as of the reporting dates in active markets for identical time deposits and therefore, in order to determine their fair value, the Company had to use observable inputs other than quoted prices in active markets for identical term deposits. The carrying amounts of term deposits approximate to their fair values due to their short-term maturities.

Restricted cash

The Company's restricted cash include cash that is deposited in the bank but restricted for guarantee of certain business purpose under an agreement for 6 months and therefore not available for immediate and general use. These restricted cash is classified within Level 2, because there generally were no quoted prices as of the reporting dates in active markets for identical time deposits and therefore, in order to determine their fair value, the Company had to use observable inputs other than quoted prices in active markets for identical restricted cash. The carrying amounts of restricted cash approximate to their fair values due to short-term restricted.

Equity Investment in NQ Guotai

The Group uses equity method to account for equity investment in NQ Guotai and fair value method to account for investments conducted by NQ Guotai. The fair value of investments made by NQ Guotai is determined by various approaches, including the income approach, market approach and the replacement cost approach, as appropriate. The major qualitative and quantitative inputs in valuation of fair value are development stage, work force, customer and vendor relationships, risk factors, financial conditions including historical financial statements and future financial forecasts, comparable companies in the same industry, time of investments to balance sheet date and price of recent investment by new investors. The fair value of the equity investments conducted by NQ Guotai represents level 3 valuations as the assumptions used in valuing the investments were not directly or indirectly observable in the market and involved a lot of management judgment. See Note 7 – “Equity Investments”.

Non-recurring

The Group measured certain financial assets, including equity method investments excluding investment in the investment company and cost method investments, at fair value on a nonrecurring basis and recorded these assets at fair value only when impairment is recognized. The Group's non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value on a nonrecurring basis and recorded these assets at fair value only when other-than-temporary impairment is recognized. These assets are considered Level 3 assets because the Group used unobservable inputs to determine their fair values.

 The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables

Accounts receivable and certain other current assets are financial assets with carrying values that approximate to fair value due to their short term nature. Short-term accounts payable and accrued liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The Group estimated fair values of other short-term receivables and payables using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Long-term payables and Other non-current assets

Long-term payables and other non-current assets are financial liabilities and assets with carrying values that approximate fair value due to the change in fair value after considering the discount rate, being immaterial.